American Mutual Fund®
Investment portfolio
July 31, 2019
unaudited
Common stocks 87.11% Energy 8.07%	Shares	Value (000)
Baker Hughes, a GE Co., Class A	1,943,000	$ 49,333
BP PLC (ADR)	1,831,532	72,785
Canadian Natural Resources, Ltd.	14,855,100	376,274
Chevron Corp.	3,337,100	410,830
ConocoPhillips	6,519,500	385,172
Enbridge Inc.	13,878,030	463,387
Enbridge Inc. (CAD denominated)	1,869,244	62,431
EOG Resources, Inc.	3,820,600	327,998
Exxon Mobil Corp.	9,363,000	696,233
Halliburton Co.	525,900	12,096
Helmerich & Payne, Inc.	1,856,700	92,241
Inter Pipeline Ltd.	5,302,100	89,225
Occidental Petroleum Corp.	1,819,700	93,460
Royal Dutch Shell PLC, Class A (ADR)	4,972,523	312,722
Royal Dutch Shell PLC, Class B (ADR)	3,704,100	235,099
Schlumberger Ltd.	9,914,800	396,295
Suncor Energy Inc.	6,833,910	196,090
TC Energy Corp. (CAD denominated)	7,875,278	385,589
		4,657,260
Materials 3.40%
Air Products and Chemicals, Inc.	1,238,200	282,644
Barrick Gold Corp.	1,200,000	19,512
Corteva, Inc.	905,238	26,704
Dow Inc.	3,905,238	189,170
DuPont de Nemours Inc.	905,238	65,322
International Flavors & Fragrances Inc.	625,700	90,094
Linde PLC	4,488,524	858,565
Mosaic Co.	2,400,500	60,469
Nutrien Ltd.	5,794,720	317,609
PPG Industries, Inc.	424,000	49,773
		1,959,862
Industrials 10.80%
3M Co.	2,292,000	400,458
Boeing Co.	1,017,600	347,185
C.H. Robinson Worldwide, Inc.	503,370	42,147
Caterpillar Inc.	179,000	23,569
CSX Corp.	7,390,193	520,270
Deere & Co.	1,770,800	293,333
Emerson Electric Co.	681,850	44,238
General Dynamics Corp.	3,393,675	631,020
General Electric Co.	5,912,000	61,780
Illinois Tool Works Inc.	2,050,000	316,172
Lockheed Martin Corp.	2,203,560	798,063
Masco Corp.	1,300,000	53,001
Norfolk Southern Corp.	2,166,867	414,132
American Mutual Fund — Page 1 of 8

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Northrop Grumman Corp.	1,661,900	$ 574,303
RELX PLC (ADR)	1,990,000	47,223
Stanley Black & Decker, Inc.	725,000	107,003
Union Pacific Corp.	2,248,471	404,612
United Parcel Service, Inc., Class B	1,400,000	167,258
United Technologies Corp.	3,679,574	491,591
Waste Connections, Inc.	2,824,200	256,211
Waste Management, Inc.	2,042,800	239,008
		6,232,577
Consumer discretionary 5.88%
Carnival Corp., units	4,389,181	207,301
Hasbro, Inc.	4,126,388	499,953
Home Depot, Inc.	4,019,150	858,852
Lowe’s Companies, Inc.	2,439,800	247,396
Marriott International, Inc., Class A	683,500	95,048
McDonald’s Corp.	3,000,000	632,160
Newell Brands Inc.	2,320,400	32,926
NIKE, Inc., Class B	3,024,200	260,172
Ross Stores, Inc.	1,355,000	143,671
Target Corp.	2,500,000	216,000
Williams-Sonoma, Inc.	3,000,000	200,040
		3,393,519
Consumer staples 9.65%
Church & Dwight Co., Inc.	961,100	72,505
Coca-Cola Co.	17,596,000	926,078
Colgate-Palmolive Co.	994,200	71,324
Costco Wholesale Corp.	3,415,800	941,497
General Mills, Inc.	3,000,000	159,330
Hormel Foods Corp.	9,374,568	384,264
Kellogg Co.	3,989,423	232,264
Keurig Dr Pepper Inc.	15,618,100	439,493
Kimberly-Clark Corp.	1,000,000	135,650
Kroger Co.	8,520,000	180,283
McCormick & Co., Inc., nonvoting shares	376,000	59,611
Mondelez International, Inc.	7,518,400	402,159
Nestlé SA1	1,300,000	137,953
Nestlé SA (ADR)	1,367,100	145,022
PepsiCo, Inc.	1,235,769	157,944
Procter & Gamble Co.	8,046,978	949,865
Walgreens Boots Alliance, Inc.	3,126,700	170,374
		5,565,616
Health care 14.33%
Abbott Laboratories	12,853,100	1,119,505
AbbVie Inc.	13,454,899	896,366
Amgen Inc.	5,776,578	1,077,794
AstraZeneca PLC (ADR)	5,991,899	260,108
Cardinal Health, Inc.	795,500	36,378
Danaher Corp.	1,368,600	192,288
Eli Lilly and Co.	3,869,700	421,604
Gilead Sciences, Inc.	13,478,500	883,111
GlaxoSmithKline PLC (ADR)	5,112,700	211,052
Johnson & Johnson	1,432,311	186,516
American Mutual Fund — Page 2 of 8

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Medtronic PLC	2,237,000	$ 228,040
Merck & Co., Inc.	7,906,485	656,159
Novartis AG (ADR)	2,691,300	246,469
Pfizer Inc.	11,430,000	443,941
Stryker Corp.	1,146,000	240,408
Thermo Fisher Scientific Inc.	934,000	259,353
UnitedHealth Group Inc.	3,650,700	909,061
		8,268,153
Financials 11.72%
American International Group, Inc.	1,250,000	69,988
Aon PLC, Class A	2,036,700	385,445
Bank of Montreal	658,736	49,313
Bank of New York Mellon Corp.	9,180,200	430,735
BB&T Corp.	1,365,000	70,338
Berkshire Hathaway Inc., Class B2	835,000	171,534
Chubb Ltd.	1,915,400	292,750
CME Group Inc., Class A	3,847,700	748,070
Great-West Lifeco Inc. (Canada)	704,300	15,465
Huntington Bancshares Inc.	10,436,550	148,721
Intercontinental Exchange, Inc.	3,725,765	327,346
JPMorgan Chase & Co.	8,364,500	970,282
Marsh & McLennan Companies, Inc.	5,546,094	547,954
Nasdaq, Inc.	1,778,300	171,375
PNC Financial Services Group, Inc.	553,000	79,024
Principal Financial Group, Inc.	3,900,000	226,356
Progressive Corp.	2,000,000	161,960
Royal Bank of Canada	2,883,000	227,660
S&P Global Inc.	467,900	114,612
State Street Corp.	4,800,600	278,867
SunTrust Banks, Inc.	3,473,100	231,308
Toronto-Dominion Bank	3,118,400	182,239
Toronto-Dominion Bank (CAD denominated)	3,949,000	230,842
U.S. Bancorp	2,000,000	114,300
Wells Fargo & Co.	7,216,200	349,336
Willis Towers Watson PLC	848,000	165,547
		6,761,367
Information technology 11.65%
Accenture PLC, Class A	3,812,562	734,223
Amphenol Corp., Class A	610,000	56,925
Analog Devices, Inc.	2,277,747	267,544
Apple Inc.	2,599,600	553,819
Automatic Data Processing, Inc.	423,000	70,438
Cisco Systems, Inc.	3,076,000	170,410
HP Inc.	4,070,900	85,652
Intel Corp.	19,807,000	1,001,244
Intuit Inc.	210,000	58,235
Mastercard Inc., Class A	113,400	30,875
Maxim Integrated Products, Inc.	1,500,000	88,785
Microsoft Corp.	13,014,707	1,773,514
NetApp, Inc.	4,718,900	276,009
QUALCOMM Inc.	3,502,900	256,272
Samsung Electronics Co., Ltd. (GDR)[1]	17,000	16,369
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	7,500,000	319,725
American Mutual Fund — Page 3 of 8

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Texas Instruments Inc.	5,381,895	$ 672,791
Visa Inc., Class A	1,363,100	242,632
Western Union Co.	2,064,000	43,344
		6,718,806
Communication services 4.22%
Activision Blizzard, Inc.	4,145,800	202,066
AT&T Inc.	2,325,002	79,166
BCE Inc.	1,000,000	45,110
BCE Inc. (CAD denominated)	2,800,000	126,528
Comcast Corp., Class A	14,824,600	639,978
TELUS Corp.	4,040,000	145,217
Verizon Communications Inc.	21,308,347	1,177,713
Viacom Inc., Class B	621,600	18,866
		2,434,644
Utilities 5.27%
American Electric Power Co., Inc.	10,164,000	892,501
CMS Energy Corp.	3,688,800	214,762
Dominion Energy, Inc.	3,695,000	274,501
Duke Energy Corp.	1,147,857	99,542
Edison International	1,885,500	140,545
Exelon Corp.	6,411,620	288,908
PPL Corp.	522,150	15,471
Public Service Enterprise Group Inc.	6,750,603	385,797
Sempra Energy	3,912,443	529,862
Xcel Energy Inc.	3,365,000	200,588
		3,042,477
Real estate 2.12%
Crown Castle International Corp. REIT	2,160,000	287,841
Digital Realty Trust, Inc. REIT	1,821,800	208,341
Extra Space Storage Inc. REIT	290,299	32,627
Public Storage REIT	60,000	14,566
Simon Property Group, Inc. REIT	3,020,000	489,844
Ventas, Inc. REIT	2,796,200	188,156
		1,221,375
Total common stocks (cost: $34,083,998,000)		50,255,656
Preferred securities 0.05% Financials 0.02%
U.S. Bancorp, Series F, 6.50% noncumulative, preferred depositary shares	387,000	10,457
Information technology 0.03%
Samsung Electronics Co., Ltd., preferred (GDR)[1]	21,017	16,485
Total preferred securities (cost: $27,899,000)		26,942
American Mutual Fund — Page 4 of 8

unaudited
Convertible stocks 0.30% Utilities 0.30%	Shares	Value (000)
Dominion Energy, Inc., Series A units, 6.75% convertible preferred 2019	800,000	$ 40,160
NextEra Energy, Inc., units, 6.123% convertible preferred 2019	1,400,000	92,498
Sempra Energy, Series A, 6.00% convertible preferred 2021	381,700	42,430
Total convertible stocks (cost: $148,727,000)		175,088
Bonds, notes & other debt instruments 1.17% U.S. Treasury bonds & notes 0.97% U.S. Treasury 0.97%	Principal amount (000)
U.S. Treasury 1.375% 2021	$ 563,210	557,888
Corporate bonds & notes 0.20% Financials 0.20%
JPMorgan Chase & Co., Series I, junior subordinated, 5.736%[3]	27,015	27,191
Wells Fargo & Co., Series K, junior subordinated, 6.18%[3]	87,493	88,149
		115,340
Total bonds, notes & other debt instruments (cost: $671,698,000)		673,228
Short-term securities 11.34% Money market investments 11.34%	Shares
Capital Group Central Cash Fund 2.30%[4,5]	65,417,649	6,541,111
Total short-term securities (cost: $6,541,121,000)		6,541,111
Total investment securities 99.97% (cost: $41,473,443,000)		57,672,025
Other assets less liabilities 0.03%		19,992
Net assets 100.00%		$57,692,017
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. Further details on this holding and related transactions during the nine months ended July 31, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 7/31/2019 (000)
Short-term securities 11.34%
Money market investments 11.34%
Capital Group Central Cash Fund 2.30%[4]	—	93,348,273	27,930,624	65,417,649	$(23)	$(10)	$60,807	$6,541,111
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $170,807,000, which represented .30% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Step bond; coupon rate may change at a later date.
[4]	Rate represents the seven-day yield at July 31, 2019.
[5]	Represents an affiliated company as defined under the Investment Company Act of 1940.
American Mutual Fund — Page 5 of 8

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”) is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
American Mutual Fund — Page 6 of 8

unaudited
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of July 31, 2019 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$ 4,657,260	$ —	$ —	$ 4,657,260
Materials	1,959,862	—	—	1,959,862
Industrials	6,232,577	—	—	6,232,577
Consumer discretionary	3,393,519	—	—	3,393,519
Consumer staples	5,427,663	137,953	—	5,565,616
Health care	8,268,153	—	—	8,268,153
Financials	6,761,367	—	—	6,761,367
Information technology	6,702,437	16,369	—	6,718,806
Communication services	2,434,644	—	—	2,434,644
Utilities	3,042,477	—	—	3,042,477
Real estate	1,221,375	—	—	1,221,375
Preferred securities	10,457	16,485	—	26,942
Convertible stocks	175,088	—	—	175,088
Bonds, notes & other debt instruments	—	673,228	—	673,228
Short-term securities	6,541,111	—	—	6,541,111
Total	$56,827,990	$844,035	$—	$57,672,025
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
GDR = Global Depositary Receipts
American Mutual Fund — Page 7 of 8

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2019 Capital Group. All rights reserved.
MFGEFPX-003-0919O-S73120	American Mutual Fund — Page 8 of 8